Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Description of Business
Description of Business
TransUnion (formerly known as TransUnion Holding Company, Inc.) is a leading global risk and information solutions provider. Our mission is to help people worldwide access opportunities that lead to a higher quality of life. We accomplish this by helping businesses optimize their risk-based decisions and by enabling consumers to better understand and manage their personal information. Businesses embed our solutions into their process workflows to manage risk and to drive better business outcomes. Consumers use our solutions to view their credit profiles and access analytical tools that help them understand and manage their personal financial information and take precautions against identity theft. We have deep domain expertise across a number of attractive industry verticals, including financial services, insurance and healthcare, as well as a global presence in over 30 countries across North America, Africa, Latin America and Asia.
We obtain financial, credit, alternative credit, identity, bankruptcy, lien, judgment, insurance claims, automotive and other relevant information from over 90,000 data sources, including financial institutions, private databases and public records repositories. We refine, standardize and enhance this data using sophisticated algorithms to create proprietary databases. Our deep analytics expertise, which includes our people as well as tools such as predictive modeling and scoring, customer segmentation, benchmarking and forecasting, enables businesses and consumers to gain better insights into their risk and financial data. Our decisioning capability, which is generally delivered on a software-as-a-service platform, allows businesses to interpret data and apply their specific qualifying criteria to make decisions and take action with their customers. Collectively, our data, analytics and decisioning capabilities allow businesses to authenticate the identity of consumers, effectively determine the most relevant products for consumers, retain and cross-sell to existing consumers, identify and acquire new consumers and reduce loss from fraud. Similarly, our capabilities allow consumers to see how their credit profile have changed over time, understand the impact of financial decisions on their credit score and manage their personal financial information as well as to take precautions against identity theft.

Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements of TransUnion and subsidiaries have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Our consolidated financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair presentation of the periods presented. All significant intercompany transactions and balances have been eliminated.
On March 26, 2015, TransUnion Holding Company, Inc. was renamed TransUnion and TransUnion Corp., a wholly-owned subsidiary, was renamed TransUnion Intermediate Holdings, Inc. ("TransUnion Intermediate").

Unless the context indicates otherwise, any reference in this report to the “Company,” “we,” “us,” and “our” refers to TransUnion with its direct and indirect subsidiaries.

As of December 31, 2015, TransUnion does not have any material assets, liabilities, revenues, expenses or operations of any kind other than its ownership investment in TransUnion Intermediate.

Initial Public Offering [Policy Text Block]
Initial Public Offering
On June 30, 2015, we completed our initial public offering ("IPO") of our common stock. The proceeds, net of underwriter fees and commission and costs incurred in connection with the IPO, were recorded in additional paid-in capital. The IPO costs consisted primarily of legal fees, accounting fees and printing fees. See Note 11, "Stockholders' Equity" for further discussion on the IPO.

Subsequent events
Subsequent Events
Events and transactions occurring through the date of issuance of the financial statements have been evaluated by management and, when appropriate, recognized or disclosed in the financial statements or notes to the consolidated financial statements.

Principles of consolidation
Principles of Consolidation
The consolidated financial statements of TransUnion include the accounts of TransUnion and all of its majority-owned or controlled subsidiaries. Investments in unconsolidated entities in which the Company has at least a 20% ownership interest, or where it is able to exercise significant influence, are accounted for using the equity method. Nonmarketable investments in unconsolidated entities in which the Company has less than a 20% ownership interest, or where it is not able to exercise significant influence, are accounted for using the cost method and periodically reviewed for impairment.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements and related disclosures in accordance with GAAP requires management to make estimates and judgments that affect the amounts reported. We believe that the estimates used in preparation of the accompanying consolidated financial statements are reasonable, based upon information available to management at this time. These estimates and judgments affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the balance sheet date, as well as the amounts of revenue and expense during the reporting period. Estimates are inherently uncertain and actual results could differ materially from the estimated amounts.

Change in Accounting Estimate
Change in Accounting Estimate
Effective July 1, 2014, we revised the remaining useful lives of certain internal use software, equipment, leasehold improvement and corporate headquarters facility assets to align with the expected completion dates of our strategic initiatives to transform our technology infrastructure and corporate headquarters facility. As a result, depreciation and amortization expense increased by $28.8 million and $17.5 million for the years ended December 31, 2015 and 2014, respectively. The net of tax impact of this change decreased net income attributable to TransUnion by $18.4 million, or $0.11 per share, and $11.2 million or $0.08 per share for the years ended December 31, 2015 and 2014, respectively.

Reclassification, Policy [Policy Text Block]	Reclassifications We have reclassified certain items, which are not material, that are presented in our prior period consolidated financial statements to conform to the current year’s presentation.
Segments
Segments
We manage our business and report our financial results in three operating segments: U.S. Information Services (“USIS”); International; and Consumer Interactive. We also report expenses for Corporate, which provides support services to each operating segment. Details of our segment results are discussed in Note 16, “Operating Segments.”

Revenue Recognition and Deferred Revenue
Revenue Recognition and Deferred Revenue
Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the pricing is fixed or determinable and the collectability is reasonably assured.
A significant portion of our revenue is derived from providing information services to our customers. This revenue is recognized when services are provided, assuming all criteria for revenue recognition are met. A smaller portion of our revenue relates to subscription-based contracts where a customer pays a predetermined fee for a predetermined, or unlimited, number of transactions or services during the subscription period. Revenue related to subscription-based contracts that have a preset number of transactions is recognized as the services are provided, using an effective transaction rate as the actual transactions are completed. Any remaining revenue related to unfulfilled units is not recognized until the end of the related contract subscription period. Revenue related to subscription-based contracts that have an unlimited volume is recognized straight-line over the contract term.
Deferred revenue generally consists of amounts billed in excess of revenue recognized for the sale of data services, subscriptions and set up fees. Deferred revenue is included in other current liabilities.

Costs of Services
Costs of Services
Costs of services include data acquisition and royalty fees, personnel costs related to our databases and software applications, consumer and call center support costs, hardware and software maintenance costs, telecommunication expenses and occupancy costs associated with the facilities where these functions are performed.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses include personnel-related costs for sales, administrative and management employees, costs for professional and consulting services, advertising and occupancy and facilities expense of these functions. Advertising costs are expensed as incurred. Advertising costs for the years ended December 31, 2015, 2014 and 2013 were $43.1 million, $31.3 million and $32.3 million, respectively.

Stock-Based Compensation
Stock-Based Compensation
Compensation expense for all stock-based compensation awards is determined using the grant date fair value and includes an estimate for expected forfeitures. Expense is recognized on a straight-line basis over the requisite service period of the award, which is generally equal to the vesting period. The details of our stock-based compensation program are discussed in Note 14, “Stock-Based Compensation.”

Income Taxes
Income Taxes
Deferred income tax assets and liabilities are determined based on the estimated future tax effects of temporary differences between the financial statement and tax basis of assets and liabilities, as measured by current enacted tax rates. The effect of a tax rate change on deferred tax assets and liabilities is recognized in operations in the period that includes the enactment date of the change. We periodically assess the recoverability of our deferred tax assets, and a valuation allowance is recorded against deferred tax assets if it is more likely than not that some portion of the deferred tax assets will not be realized. See Note 13, “Income Taxes,” for additional information.

Foreign Currency Translation
Foreign Currency Translation
The functional currency for each of our foreign subsidiaries is generally that subsidiary’s local currency. We translate the assets and liabilities of foreign subsidiaries at the year-end exchange rate, and translate revenues and expenses at the monthly average rates during the year. We record the resulting translation adjustment as a component of other comprehensive income in stockholders’ equity.
Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. The exchange rate losses for the years ended December 31, 2015, 2014 and 2013, were $3.6 million, $1.1 million and $0.8 million, respectively.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider investments in highly liquid debt instruments with original maturities of three months or less to be cash equivalents.
Trade Accounts Receivable
Trade Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on our historical write-off experience, analysis of the aging of outstanding receivables, customer payment patterns and the establishment of specific reserves for customers in adverse financial condition or for existing contractual disputes. Adjustments to the allowance are recorded as a bad debt expense in selling, general and administrative expenses. Trade accounts receivable are written off against the allowance when we determine that they are no longer collectible. We reassess the adequacy of the allowance for doubtful accounts each reporting period.

Long-Lived Assets
Long-Lived Assets
Property, Plant, Equipment and Intangibles
Property, plant and equipment is depreciated primarily using the straight-line method over the estimated useful lives of the assets. Buildings and building improvements are generally depreciated over twenty years. Computer equipment and purchased software are depreciated over three to seven years. Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the lease term. Other assets are depreciated over five to seven years. Intangibles, other than indefinite-lived intangibles, are amortized using the straight-line method over their economic life, generally three to forty years. Assets to be disposed of, if any, are separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell, and are no longer depreciated. See Note 3, “Property, Plant and Equipment,” and Note 5, “Intangible Assets,” for additional information about these assets.
Internal Use Software
We monitor the activities of each of our internal use software and system development projects and analyze the associated costs, making an appropriate distinction between costs to be expensed and costs to be capitalized. Costs incurred during the preliminary project stage are expensed as incurred. Many of the costs incurred during the application development stage are capitalized, including costs of software design and configuration, development of interfaces, coding, testing and installation of the software. Once the software is ready for its intended use, it is amortized on a straight-line basis over its useful life, generally three to seven years.
Impairment of Long-Lived Assets
We review long-lived assets that are subject to amortization for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset. No significant impairment charges were recorded during 2015, 2014 or 2013.

Marketable Securities
Marketable Securities
We classify our investments in debt and equity securities in accordance with our intent and ability to hold the investments. Held-to-maturity securities are carried at amortized cost, which approximates fair value, and are classified as either short-term or long-term investments based on the contractual maturity date. Earnings from these securities are reported as a component of interest income. Available-for-sale securities are carried at fair market value, with the unrealized gains and losses, net of tax, included in accumulated other comprehensive income. Trading securities are carried at fair value, with unrealized gains and losses included in income.
At December 31, 2015 and 2014, the Company's marketable securities consisted of trading securities and available-for-sale securities. The trading securities relate to a nonqualified deferred compensation plan held in trust for the benefit of plan participants. The available-for-sale securities relate to foreign exchange-traded corporate bonds. There were no significant realized or unrealized gains or losses for these securities for any of the periods presented. We follow fair value guidance to measure the fair value of our financial assets as further described in Note 15, "Fair Value."
We periodically review our marketable securities to determine if there is an other-than-temporary impairment on any security. If it is determined that an other-than-temporary decline in value exists, we write down the investment to its market value and record the related impairment loss in other income. There were no other-than-temporary impairments of marketable securities in 2015, 2014 or 2013.

Goodwill and Other Indefinite-Lived Intangibles
Goodwill and Other Indefinite-Lived Intangibles
Goodwill and any indefinite-lived intangible assets are allocated to various reporting units, which are an operating segment or one level below an operating segment. We test goodwill and indefinite-lived intangible assets for impairment on an annual basis, in the fourth quarter, or on an interim basis if an indicator of impairment is present. For goodwill, we compare the fair value of each reporting unit to its carrying amount to determine if there is potential goodwill impairment. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill within the reporting unit is less than the carrying value of its goodwill. For other indefinite-lived intangibles, if any, we compare the fair value of the asset to its carrying value to determine if there is an impairment. If the fair value of the asset is less than its carrying value, an impairment loss is recorded. We use discounted cash flow techniques to determine the fair value of our reporting units and other indefinite-lived intangibles. See Note 4, “Goodwill,” and Note 5, “Intangible Assets,” for additional information about these assets.

Benefit Plans
Benefit Plans
We maintain a 401(k) defined contribution profit sharing plan for eligible employees. We provide a partial matching contribution and a discretionary contribution based on a fixed percentage of a participant’s eligible compensation. Contributions to this plan for the years ended December 31, 2015, 2014 and 2013 were $17.0 million, $14.1 million and $12.4 million, respectively. We also maintain a nonqualified deferred compensation plan for certain key employees. The deferred compensation plan contains both employee deferred compensation and company contributions. These investments are held in the TransUnion Rabbi Trust, and are included in marketable securities in the consolidated balance sheets. The assets held in the Rabbi Trust are for the benefit of the participants in the deferred compensation plan, but are available to our general creditors in the case of our insolvency. The liability for amounts due to these participants is included in other current liabilities and other liabilities in the consolidated balance sheets.

Recently adopted accounting pronouncements
Recently Adopted Accounting Pronouncements
On July 18, 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exist. ASU No. 2013-11 provides guidance on the presentation of unrecognized tax benefits to better reflect the manner in which an entity would settle at the reporting date any income taxes that would result from the disallowance of a tax position when net operating loss carryforwards, similar tax losses or tax credit carryforwards exist. ASU No. 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. This guidance was prospectively adopted by the Company effective January 1, 2014, and did not result in a material change in the Company’s consolidated financial statements. See Note 13, "Income Taxes," for further details regarding the impact of this adoption.
On November 20, 2015, FASB issued ASU No. 2015-17, Income Taxes (Topic 740). ASU No. 2015-17 reduces complexity of classifying deferred taxes on the balance sheet by eliminating the requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Upon adoption, organizations are required to classify all deferred tax assets and liabilities as noncurrent. This amendment is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods with early adoption permitted. We have early adopted this amendment on a prospective basis as of December 31, 2015, and report all of our deferred taxes as non-current liabilities in our consolidated balance sheets as of December 31, 2015.

On April 7, 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs. The amendments in this update require that unamortized debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability, consistent with debt discounts. We adopted this guidance on a retrospective basis in our quarter ended March 31, 2016, wherein the balance sheet of each individual period presented was adjusted to reflect the period-specific effects of applying the new guidance.  The impact of the adoption resulted in a reclassification of our deferred financing fees from other current assets and other assets to long term debt on the balance sheet and related revisions to Notes 2, 6 and 10 in all periods presented in these financial statements.

Recent Accounting Pronouncement not yet Adopted
Recent Accounting Pronouncements Not Yet Adopted
On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This comprehensive guidance will replace all existing revenue recognition guidance and is effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. We are currently assessing the impact this guidance will have on our consolidated financial statements.
On June 19, 2014, the FASB issued ASU No. 2014-12, Compensation - Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This update clarifies the accounting for share-based awards with performance targets and is effective for years beginning after December 15, 2015. We are currently assessing the impact this guidance will have on our consolidated financial statements.
On August 18, 2015, the FASB issued ASU 2015-15, Interest—Imputation of Interest (Subtopic 835-30) - Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting). The ASU indicates the SEC staff would not object to presenting deferred debt issuance costs for a line of credit arrangement as an asset in the balance sheet. We expect to continue to present our deferred line of credit fees as an asset in the consolidated balance sheet.

On January 5, 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU is intended to improve the recognition and measurement of financial instruments. Among other things, the ASU requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance is effective for fiscal years beginning after December 15, 2017, and interim periods therein. We are currently assessing the impact this guidance will have on our consolidated financial statements.